MetLife, Inc. 200 Park Ave
New York, NY 10166

Sasha Stabile
Corporate Counsel
Law Department
T: 929-366-6126

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Sonny Oh, Esq.

Senior Counsel, Division of Investment Management – Disclosure Review and Accounting Office

February 26, 2020

Re:	Metropolitan Life Insurance Company

Separate Account E

Post-Effective Amendment No. 8 to Registration Statement

File No. 333-190296

To the Commission:

On behalf of Metropolitan Life Separate Account E (the “Separate Account”) of Metropolitan Life Insurance Company (the “Company), transmitted herewith for filing is the Separate Account’s Post-Effective Amendment No. 8 (the “Amendment”) to its Registration Statement on Form N-4 (“Registration Statement) with respect to interests in the Separate Account offered under deferred variable annuity contracts issued through the Separate Account (the “Contracts”). The Contracts are no longer offered for sale but additional premium payments may be made.

The current filing is being made under Rule 485(a) of the Securities Act of 1933 (“Securities Act”) to include updates that have been made to comply with the new Form N-4 requirements such as Items 2 and 10 of the form. Other routine updates and non-material changes have also been made.

The Company looks forward to receiving the Staff’s comments on the Amendment. The Company intends to file additional post-effective amendments and delaying amendments for the Registration Statement with the ultimate goal of going effective on or about May 1, 2021.

If you have any questions or comments regarding the Amendment, please call Tom Conner of Vedder Price at (202) 312-3331.

Sincerely,

METROPOLITAN LIFE INSURANCE COMPANY

By:	/s/ Sasha Stabile
Name: Sasha Stabile
Title: Corporate Counsel